Tax Assets and Liabilities - Summary of Recognized Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 129,317
Deferred tax liabilities	(4,754)	$ (822)
Deferred tax assets and liabilities	124,563	(822)	$ (2,596)
Property, plant and equipment [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	1,249	86
Deferred tax liabilities	(3,062)	(3,467)
Deferred tax assets and liabilities	(1,813)	(3,381)
Intangible assets, excluding goodwill [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(7,239)	(11,315)
Deferred tax assets and liabilities	(7,239)	(11,315)
Trade and other receivables [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	870	43
Deferred tax assets and liabilities	870	43
Other current assets [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	3,037
Deferred tax assets and liabilities	3,037
Trade and other payables [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	1,825
Deferred tax assets and liabilities	1,825
Convertible notes [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(4,314)	(2,082)
Deferred tax assets and liabilities	(4,314)	(2,082)
Employee benefits [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	2,704	86
Deferred tax assets and liabilities	2,704	86
Other non-current liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets		10
Deferred tax assets and liabilities		10
Other current liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	1,949
Deferred tax assets and liabilities	1,949
Lease liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	3,767	3,467
Deferred tax assets and liabilities	3,767	3,467
Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	99,953	12,350
Deferred tax assets and liabilities	99,953	12,350
Contract liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	240
Deferred tax assets and liabilities	240
Share Based Payments [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	23,627
Deferred tax assets and liabilities	23,627
Others [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(43)
Deferred tax assets and liabilities	(43)
Before Set Off [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	139,221	16,042
Deferred tax liabilities	(14,658)	(16,864)
Deferred tax assets and liabilities	(124,563)	822
Set off [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	9,904	16,042
Deferred tax liabilities	$ (9,904)	$ (16,042)